Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash disposed	$ 4	$ 7	$ 38
Cash acquired from acquisition	10	0	3
Dividends paid to non-controlling shareholders	$ 260	$ 181	$ 129